Leases (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating leases:
Right-of-use assets - operating lease	¥ 12,958,244	$ 1,808,901	¥ 12,797,158
Current portion of operating lease liabilities	2,644,228	369,120	1,945,987
Non-current operating lease liabilities	11,110,807	$ 1,551,009	11,260,735
Total operating lease liabilities	13,755,035		13,206,722
Finance leases:
Right-of-use assets - finance lease	¥ 2,518,443		¥ 63,635
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Current portion of finance lease liabilities	¥ 155,380		¥ 13,498
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current	Accrued Liabilities, Current
Non-current finance lease liabilities	¥ 1,709,800		¥ 35,145
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total finance lease liabilities	¥ 1,865,180		¥ 48,643